[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE INSTITUTIONAL FUND

ANNUAL REPORT

CLASS A, B, AND C SHARES

DECEMBER 31, 2002

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
- PRIME PORTFOLIO
- GOVERNMENT PORTFOLIO

More complete information about the Fund and each of the Portfolios, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Institutional Money Market Fund, Inc., P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Institutional Money Market Funds, Inc. are advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIOS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH PORTFOLIO. AN INVESTMENT IN EACH PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIOS' SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

   For Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio (the "Portfolio"), the current yields for the seven-day period ended December 31, 2002 were 1.38%, 1.28% and 1.13% (with waivers and reimbursements) for the Portfolio's Class A, Class B and Class C shares, respectively.

   The year 2002 was a challenging time across the broad spectrum of financial assets. Accounting irregularities of Fortune 500 companies, rising anxiety about geopolitical instability in the Middle East and South Asia, and fears of deflation combined to undermine investor trust and erode investor confidence. The prospects for a quick U.S. economic recovery abated, furthermore, which pushed money market yields down to historical lows for two reasons, in our opinion. First, it suggested that interest rates were more likely to fall than rise; and second, it prompted investors to shun relatively risky assets like stocks in favor of the safety of money market funds and other high-quality debt instruments.

   The main driver of our investment strategy over the course of the fiscal year was our general belief that the Federal Reserve Board ("Fed") would choose to reduce nominal short-term interest rates as a means of stimulating economic growth. The Fed ended up doing so, by an unexpectedly aggressive 50 basis points, on November 6.

   We thus adopted a "barbell" approach to the portfolio, in which we concentrated most assets into two maturity categories. One end of the barbell consisted of comparatively longer-term (i.e., up to one year) securities whose yields were correspondingly higher, and the other was the shorter-term paper that typically forms the core of the Portfolio's holdings. Our ownership of the longer-term paper meant that the Portfolio's average weighted maturity rose to 46 days at the end of the year from 32 days on December 31, 2001.

   Looking ahead, we see conflicting factors that could affect the environment for money market funds. The main potential risks, in our view, are that interest rates and market yields could stay at their currently low levels, which could hurt the attractiveness of cash as an asset class; and that investors could become more tolerant of risky investments and thus shift their assets out of cash and into stocks and other categories.

   On the other hand, there are several important trends at work in the corporate sector -- notably the deleveraging of balance sheets, the movement

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toward a greater degree of financial disclosure and the adoption of increasingly conservative accounting standards -- that could improve overall creditworthiness and benefit the Portfolio's investable universe accordingly.

   With regard to strategy, our barbell approach to the Portfolio remains intact. Given the volatility of marketplace conditions, we are also emphasizing higher-quality credits and wide diversification within our allocation to corporate securities.

CREDIT SUISSE ASSET MANAGEMENT, LLC

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)

                                                 SINCE                   INCEPTION
                        1 YEAR                 INCEPTION                    DATE
                        ------                 ---------                 ----------
Class A                  1.63%                   1.64%                   11/28/2001
Class B                  1.53%                   1.54%                   11/28/2001
Class C                  1.38%                   1.38%                   11/28/2001

----------
(1) Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2002

                                                                January 21, 2003

Dear Shareholder:

   For Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio (the "Portfolio"), the current yields for the seven-day period ended December 31, 2002 were 1.34%, 1.24% and 1.09% (with waivers and reimbursements) for the Portfolio's Class A, Class B and Class C shares, respectively.

   The year 2002 was a challenging time across the broad spectrum of financial assets. Accounting irregularities of Fortune 500 companies, rising anxiety about geopolitical instability in the Middle East and South Asia, and fears of deflation combined to undermine investor trust and erode investor confidence. The prospects for a quick U.S. economic recovery abated, furthermore, which pushed money market yields down to historical lows for two reasons, in our opinion. First, it suggested that interest rates were more likely to fall than rise; and second, it prompted investors to shun relatively risky assets like stocks in favor of the safety of money market funds and other high-quality debt instruments.

   The main driver of our investment strategy over the course of the fiscal year was our general belief that the Federal Reserve Board ("Fed") would choose to reduce nominal short-term interest rates as a means of stimulating economic growth. The Fed ended up doing so, by an unexpectedly aggressive 50 basis points, on November 6.

   We thus adopted a "barbell" approach to the portfolio, in which we concentrated most assets into two maturity categories. One end of the barbell consisted of comparatively longer-term (i.e., up to one year) securities whose yields were correspondingly higher, and the other was the shorter-term paper that typically forms the core of the Portfolio's holdings. Our ownership of the longer-term paper meant that the Portfolio's average weighted maturity rose to 52 days at the end of the year from 6 days on the Portfolio's inception on January 25, 2002.

   Looking ahead, we have a somewhat cautious view on the near-term prospects for money market funds. The main potential risks, in our view, are that interest rates and market yields could stay at their currently low levels, which could hurt the attractiveness of cash as an asset class; and that investors could become more tolerant of risky investments and thus shift their assets out of cash and into stocks and other categories.

   With regard to strategy, our barbell approach to the Portfolio remains intact. Given the volatility of marketplace conditions, we will also be vigilant for the occurrence of pricing inefficiencies and will attempt to take advantage of them as appropriate.

CREDIT SUISSE ASSET MANAGEMENT, LLC

                  CUMULATIVE RETURNS AS OF DECEMBER 31, 2002(1)

                                 SINCE                   INCEPTION
                               INCEPTION                   DATE
                               ---------                 ---------
       Class A                   1.80%                   1/25/2002
       Class B                   1.71%                   1/25/2002
       Class C                   1.56%                   1/25/2002

----------
(1) Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2002

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)   MATURITY     RATE%        VALUE
     -----                                                        -------------   --------     -----        -----
CORPORATE BONDS (11.1%)
BANKS (1.8%)
  $ 15,000  Westpac Banking Corp.                                  (AA- , Aa3)    04/28/03     1.395    $    15,003,107
                                                                                                        ---------------
DRUGS (0.7%)
     5,676  Zeneca Wilmington, Inc.                                (AA+ , Aa2)    06/15/03     6.300          5,789,009
                                                                                                        ---------------
FINANCE (8.6%)
    30,000  American Honda Finance Corp. Floating
             Rate Note##                                            (A+ , A2)     07/11/03     1.740         30,000,000
    13,000  General Electric Capital Corp. Global Notes            (AAA , Aaa)    09/11/03     6.750         13,423,200
    20,000  Morgan Stanley Group                                   (A+ , Aa3)     01/15/03     7.125         20,040,545
    10,000  Morgan Stanley Group                                   (A+ , Aa3)     03/01/03     6.875         10,078,588
                                                                                                        ---------------
                                                                                                             73,542,333
                                                                                                        ---------------
TOTAL CORPORATE BONDS (Cost $94,334,449)                                                                     94,334,449
                                                                                                        ---------------
MUNICIPAL BONDS (1.3%)
CALIFORNIA (1.3%)
    11,000  California State Revenue Anticipation Notes##
             (Cost $11,000,000)                                   (SP1 , MIG1)    06/20/03     1.420         11,000,000
                                                                                                        ---------------
ASSET BACKED SECURITIES (52.1%)
AUTO LOAN (1.9%)
     9,254  CPS Auto Receivables Trust Series 2002-B,
             Class A1                                              (A1+ , P1)     09/15/03     2.000          9,254,060
     6,361  Household Automotive Trust Series 2002-2,
             Class A1                                             (A-1+ , P-1)    09/17/03     1.770          6,361,126
       740  MMCA Auto                                             (A-1+ , P-1)    06/16/03     1.843            740,264
                                                                                                        ---------------
                                                                                                             16,355,450
                                                                                                        ---------------
FINANCE (50.2%)
    20,000  Amstel Funding Corp.                                   (A1+ , P1)     01/14/03     1.850         19,986,639
    20,000  Amstel Funding Corp..                                  (A1+ , P1)     02/03/03     1.690         19,969,017
    19,722  Atlantis One Funding Corp.                             (A1+ , P1)     02/18/03     1.300         19,679,138
    35,250  Clipper Receivables Corp.                               (A1 , P1)     02/05/03     1.350         35,203,734
    10,000  Hertz Fleet Funding LLC                                 (A1 , P1)     02/06/03     1.390          9,986,100
    16,800  Hertz Fleet Funding LLC                                 (A1 , P1)     02/12/03     1.390         16,772,756
    20,405  Ivory Funding Corp.                                     (A1 , P1)     01/22/03     1.830         20,383,337
     5,825  Ivory Funding Corp.                                     (A1 , P1)     03/11/03     1.450          5,808,811
    32,000  Lexington Parker Capital Corp.                          (A1 , NR)     01/08/03     1.350         31,991,600
     8,000  Lexington Parker Capital Corp.                          (A1 , NR)     02/20/03     1.400          7,984,445
    35,000  Mane Funding Corp.                                     (A1+ , P1)     02/26/03     1.370         34,925,411
    21,000  Moriarty LLC                                            (NR , NR)     01/03/03     1.550         20,998,192
    27,000  Romulus Funding Corp.                                   (A1 , P1)     01/10/03     1.460         26,990,145
    25,000  Sheffield Receivables Corp.                            (A1+ , P1)     01/07/03     1.450         24,993,958
    19,000  Sigma Finance, Inc.                                    (A1+ , P1)     01/31/03     1.380         18,978,150
    25,000  Sigma Finance, Inc.                                    (A1+ , P1)     03/24/03     1.389         24,999,430
    25,000  Special Purpose Accounts                                (A1 , P1)     02/14/03     1.380         24,957,833
    20,200  Tango Finance Corporation, Ltd.                        (A1+ , P1)     04/11/03     1.370         20,123,128
    10,000  Tango Finance Corporation, Ltd.                        (A1+ , P1)     04/22/03     1.370          9,957,758

                 See Accompanying Notes to Financial Statements.

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)   MATURITY     RATE%        VALUE
     -----                                                        -------------   --------     -----        -----
ASSET BACKED SECURITIES (CONCLUDED)
FINANCE (CONCLUDED)

   $14,000  White Pine Finance LLC                                 (A1+ , P1)     01/15/03     1.810      $  13,990,146
    18,642  White Pine Finance LLC                                 (A1+ , P1)     01/23/03     1.600         18,623,772
                                                                                                          -------------
                                                                                                            427,303,500
                                                                                                          -------------
TOTAL ASSET BACKED SECURITIES (Cost $443,658,950)                                                           443,658,950
                                                                                                          -------------
CERTIFICATES OF DEPOSIT (5.8%)
BANKS (5.5%)
     1,000  ABN Amro Bank NA                                       (A1+ , P1)     01/15/03     2.380          1,000,000
    35,000  ABN Amro Bank NA                                       (NR , Aa2)     06/06/03     2.510         35,002,265
    10,000  Lloyds Bank PLC                                        (A1+ , P1)     02/24/03     1.730         10,000,000
     1,000  Rabobank Nederland NV                                  (A1+ , P1)     02/19/03     2.395          1,000,073
                                                                                                          -------------
                                                                                                             47,002,338
                                                                                                          -------------
FINANCE (0.3%)
     2,265  UBS AG                                                 (AA+ , Aa2)    03/24/03     2.780          2,264,484
                                                                                                          -------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $49,266,822)                                                             49,266,822
                                                                                                          -------------
COMMERCIAL PAPER (15.4%)
FINANCE (11.8%)
    20,000  General Electric Capital Corp.                         (A1+ , P1)     03/03/03     1.710         19,942,050
    10,000  Monte Blanc Capital Corp.                              (A1+ , P1)     03/06/03     1.370          9,975,644
    25,000  Monte Blanc Capital Corp.                              (A1+ , P1)     03/10/03     1.370         24,935,306
    12,600  Morgan Stanley Dean Witter & Co.                       (A1+ , P1)     01/27/03     1.330         12,600,000
    15,000  Shell Finance BV                                       (A1+ , P1)     01/17/03     1.750         14,988,333
    18,000  Wells Fargo Financial, Inc.                             (A1 , P1)     02/25/03     1.630         17,955,175
                                                                                                          -------------
                                                                                                            100,396,508
                                                                                                          -------------
SECURITIES & ASSET MANAGEMENT (3.6%)
    31,000  Merrill Lynch & Company, Inc.                           (A+ , Aa3)    02/04/03     1.886         31,006,758
                                                                                                          -------------
TOTAL COMMERCIAL PAPER (Cost $131,403,266)                                                                  131,403,266
                                                                                                          -------------
UNITED STATES AGENCY OBLIGATIONS (2.5%)
     5,000  Fannie Mae                                             (AAA , Aaa)    02/14/03     1.920          4,988,267
     5,000  Federal Home Loan Bank                                 (AAA , Aaa)    12/17/03     1.600          5,000,000
     8,000  Federal Home Loan Bank                                 (AAA , Aaa)    12/19/03     1.600          8,000,000
     1,250  Federal Home Loan Bank Floating
             Rate Note##                                           (AAA , Aaa)    04/03/03     1.289          1,250,000
     2,000  Sallie Mae                                             (AAA , Aaa)    04/25/03     2.700          2,005,786
                                                                                                          -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $21,244,053)                                                    21,244,053
                                                                                                          -------------

                 See Accompanying Notes to Financial Statements.

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)   MATURITY     RATE%        VALUE
     -----                                                        -------------   --------     -----        -----
REPURCHASE AGREEMENT (11.5%)
   $97,793  Goldman Sachs Group, Inc. (Agreement dated
             12/31/02, to be repurchased at $97,799,520,
             collateralized by $8,000,000 Federal National
             Mortgage Assoc. 4.35% due 7/28/05,
             $6,000,000 Freddie Mac 5.00% due 1/15/04,
             $9,000,000 Federal Home Loan Bank 4.375%
             due 10/29/09, $10,000,000 Freddie Mac 4.30%
             due 5/31/05, $50,000,000 Asian Development
             Bank 5.82% due 6/16/28, and $9,786,000
             Federal National Mortgage Assoc. 4.00%
             due 9/27/07. Market Value of collateral is
             $99,749,067). (Cost $97,793,000)                      (A1+ , P1)     01/02/03      1.200     $  97,793,000
                                                                                                          -------------
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $848,700,540)                                                      848,700,540
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                  2,660,590
                                                                                                          -------------
NET ASSETS (100.0%)                                                                                       $ 851,361,130
                                                                                                          =============

                Average Weighted Maturity -- 46 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated

+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors Service, Inc. are unaudited.

## The interest rate is as of December 31, 2002 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2002

      PAR                                                           RATINGS+
     (000)                                                        (S&P/MOODY'S)   MATURITY     RATE%        VALUE
     -----                                                        -------------   --------     -----        -----
UNITED STATES AGENCY OBLIGATIONS (63.3%)
   $10,000  Fannie Mae                                             (AAA , Aaa)    01/15/03     5.250      $  10,013,246
     2,600  Fannie Mae                                             (AAA , Aaa)    04/15/03     5.750          2,629,718
     5,000  Fannie Mae                                             (AAA , Aaa)    05/15/03     4.625          5,060,914
     5,000  Fannie Mae                                             (AAA , Aaa)    08/15/03     4.000          5,068,975
     7,500  Fannie Mae Discount Note                               (AAA , Aaa)    01/23/03     1.830          7,491,613
    12,066  Fannie Mae Discount Note                               (AAA , Aaa)    03/07/03     1.600         12,031,143
     7,050  Fannie Mae Discount Note                               (AAA , Aaa)    04/02/03     1.610          7,021,308
    12,100  Federal Farm Credit Bank                               (AAA , Aaa)    01/13/03     6.750         12,120,609
     5,000  Federal Home Loan Bank                                 (AAA , Aaa)    01/13/03     5.125          5,005,520
     4,000  Federal Home Loan Bank                                 (AAA , Aaa)    02/14/03     5.000          4,017,217
     7,000  Federal Home Loan Bank                                 (AAA , Aaa)    02/28/03     5.000          7,037,617
     2,000  Federal Home Loan Bank                                 (AAA , Aaa)    04/25/03     4.500          2,017,668
     4,000  Federal Home Loan Bank                                 (AAA , Aaa)    08/15/03     4.125          4,055,899
     3,000  Federal Home Loan Bank Discount Notes                  (AAA , Aaa)    08/14/03     1.700          2,968,125
     5,100  Federal Home Loan Mortgage                             (AAA , Aaa)    02/15/03     7.000          5,131,498
     2,000  Federal Home Loan Mortgage                             (AAA , Aaa)    05/15/03     7.375          2,041,648
     6,000  Federal Home Loan Mortgage Discount Notes              (AAA , Aaa)    03/27/03     1.660          5,976,483
     3,000  Federal Home Loan Mortgage Discount Notes              (AAA , Aaa)    03/27/03     2.130          2,984,913
     2,600  Federal Home Loan Mortgage Discount Notes              (AAA , Aaa)    09/11/03     1.800          2,567,110
     5,000  Sallie Mae                                             (AAA , Aaa)    04/25/03     2.700          5,014,464
     4,200  Sallie Mae Discount Notes                              (AAA , Aaa)    02/07/03     1.740          4,192,489
                                                                                                          -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $114,448,177)                                                  114,448,177
                                                                                                          -------------
REPURCHASE AGREEMENT (35.8%)
    64,662  Goldman Sachs Group, Inc. (Agreement dated
             12/31/02, to be repurchased at $64,666,311
             collateralized by $8,145,000 Freddie Mac 5.625%
             due 3/15/11, $5,010,000 Freddie Mac 5.75%
             due 4/15/08, $6,500,000 Federal Farm Credit Bank
             6.69% due 9/08/10, $10,000,000 Freddie Mac 4.00%
             due 12/6/04, $534,000 Freddie Mac 4.79%
             due 7/9/07, $10,000,000 Freddie Mac 6.625%
             due 4/4/12, $5,000,000 Freddie Mac 4.25%
             due 3/24/06, $5,000,000 Freddie Mac 6.00%
             due 2/7/06, $6,120,000 Freddie Mac 4.00%
             due 10/29/07, $5,465,000 Federal National
             Mortgage Assoc. 3.50% due 9/15/04. Market
             Value of collateral is $65,956,277).
             (Cost $64,662,000)                                    (A1+ , Aaa)    01/02/03     1.200         64,662,000
                                                                                                          -------------
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $179,110,177)                                                      179,110,177
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                                                  1,575,655
                                                                                                          -------------
NET ASSETS (100.0%)                                                                                       $ 180,685,832
                                                                                                          =============

                Average Weighted Maturity -- 52 days (Unaudited)

+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors Service, Inc. are unaudited.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                         PRIME PORTFOLIO    GOVERNMENT PORTFOLIO
                                                                         ---------------    --------------------
ASSETS
    Investments at value (Cost $750,907,540, and $114,448,177,
      respectively)                                                       $ 750,907,540         $ 114,448,177
    Repurchase agreement at value (Cost $97,793,000, and
      $64,662,000, respectively)                                             97,793,000            64,662,000
    Interest receivable                                                       2,227,425             1,334,073
    Receivable for portfolio shares sold                                      2,142,705               610,799
    Prepaid expenses                                                             42,118                27,152
                                                                          -------------         -------------
      Total Assets                                                          853,112,788           181,082,201
                                                                          -------------         -------------
LIABILITIES
    Due to custodian                                                            469,330               304,450
    Advisory fee payable                                                         34,816                 6,011
    Administrative services fee payable                                          81,342                27,848
    Payable for portfolio shares redeemed                                       917,613                    --
    Distribution fee payable                                                     70,841                10,556
    Dividend payable                                                             48,386                   109
    Directors' fee payable                                                        2,921                 2,921
    Other accrued expenses payable                                              126,409                44,474
                                                                          -------------         -------------
      Total Liabilities                                                       1,751,658               396,369
                                                                          -------------         -------------
NET ASSETS
    Capital stock, $0.001 par value                                             851,336               180,686
    Paid-in capital                                                         850,484,745           180,505,117
    Undistributed net investment income                                              29                    29
    Accumulated net realized gain on investments                                 25,020                    --
                                                                          -------------         -------------
      Net Assets                                                          $ 851,361,130         $ 180,685,832
                                                                          =============         =============
A SHARES
    Net assets                                                            $ 213,837,354         $  82,938,134
    Shares outstanding                                                      213,840,710            82,937,646
                                                                          -------------         -------------
    Net asset value, offering price, and redemption price per share       $        1.00         $        1.00
                                                                          =============         =============
B SHARES
    Net assets                                                            $ 537,501,322         $  75,169,342
    Shares outstanding                                                      537,477,460            75,169,944
                                                                          -------------         -------------
    Net asset value, offering price, and redemption price per share       $        1.00         $        1.00
                                                                          =============         =============
C SHARES
    Net assets                                                            $ 100,022,454         $  22,578,356
    Shares outstanding                                                      100,017,911            22,578,242
                                                                          -------------         -------------
    Net asset value, offering price, and redemption price per share       $        1.00         $        1.00
                                                                          =============         =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                         PRIME PORTFOLIO   GOVERNMENT PORTFOLIO(1)
                                                                         ---------------   -----------------------
INTEREST INCOME                                                           $   9,904,992         $   2,600,251
                                                                          -------------         -------------
EXPENSES
    Investment advisory fees                                                  1,102,728               299,383
    Administrative services fees                                                301,760                84,879
    Distribution fees                                                           524,242               120,913
    Legal fees                                                                   66,636                34,679
    Registration fees                                                            64,188                39,525
    Printing fees                                                                51,620                49,471
    Transfer agent fees                                                          50,070                16,580
    Custodian fees                                                               47,819                15,906
    Audit fees                                                                   18,143                18,543
    Insurance expense                                                            11,813                 4,132
    Directors' fees                                                               7,381                 8,458
    Miscellaneous expense                                                        24,088                 2,912
                                                                          -------------         -------------
      Total expenses                                                          2,270,488               695,381
    Less: fees waived and expenses reimbursed                                  (753,675)             (306,662)
                                                                          -------------         -------------
      Net expenses                                                            1,516,813               388,719
                                                                          -------------         -------------
       Net investment income                                                  8,388,179             2,211,532
                                                                          -------------         -------------
NET REALIZED GAIN FROM INVESTMENTS                                               25,020                    --
                                                                          -------------         -------------
    Net increase in net assets resulting from operations                  $   8,413,199         $   2,211,532
                                                                          =============         =============

(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                PRIME PORTFOLIO                    GOVERNMENT PORTFOLIO
                                                  --------------------------------------------     ---------------------
                                                     FOR THE YEAR           FOR THE PERIOD            FOR THE PERIOD
                                                        ENDED                   ENDED                      ENDED
                                                  DECEMBER 31, 2002       DECEMBER 31, 2000(1)      DECEMBER 31, 2002(2)
                                                  -----------------       --------------------     ---------------------
FROM OPERATIONS
  Net investment income                            $      8,388,179           $     252,523           $    2,211,532
  Net realized gain from investments                         25,020                      29                       --
                                                   ----------------           -------------           --------------
   Net increase in net assets resulting from
     operations                                           8,413,199                 252,552                2,211,532
                                                   ----------------           -------------           --------------
FROM DIVIDENDS
  Dividends from net investment income
   Class A shares                                        (2,034,655)               (252,427)                (669,901)
   Class B shares                                        (5,455,624)                    (50)              (1,398,132)
   Class C shares                                          (897,900)                    (46)                (143,499)
                                                   ----------------           -------------           --------------
   Net decrease in net assets from dividends             (8,388,179)               (252,523)              (2,211,532)
                                                   ----------------           -------------           --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                        2,357,427,315             193,985,176              679,627,131
  Reinvestment of dividends                               7,769,090                 251,244                2,148,170
  Net asset value of shares redeemed                 (1,683,091,744)            (25,005,000)            (501,089,469)
                                                   ----------------           -------------           --------------
   Net increase in net assets
     from capital share transactions                    682,104,661             169,231,420              180,685,832
                                                   ----------------           -------------           --------------
  Net increase in net assets                            682,129,681             169,231,449              180,685,832

NET ASSETS
  Beginning of year                                     169,231,449                      --                       --
                                                   ----------------           -------------           --------------
  End of year                                      $    851,361,130           $ 169,231,449           $  180,685,832
                                                   ================           =============           ==============
UNDISTRIBUTED NET INVESTMENT INCOME                $             29           $          --           $           29
                                                   ================           =============           ==============

(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.
(2) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                            FOR THE YEAR            FOR THE PERIOD
                                                                ENDED                   ENDED
                                                          DECEMBER 31, 2002      DECEMBER 31, 2001(1)
                                                          -----------------      --------------------
PER SHARE DATA
  Net asset value, beginning of period                        $  1.0000               $  1.0000
                                                              ---------               ---------
INVESTMENT OPERATIONS
  Net investment income                                          0.0162                  0.0016

LESS DIVIDENDS
  Dividends from net investment income                          (0.0162)                (0.0016)
                                                              ---------               ---------
NET ASSET VALUE, END OF PERIOD                                $  1.0000               $  1.0000
                                                              =========               =========
      Total return(2)                                              1.63%                   0.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $ 213,837               $ 169,164
    Ratio of expenses to average net assets                        0.18%                   0.20%(3)
    Ratio of net investment income to average net assets           1.62%                   1.71%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                         0.17%                   0.55%(3)

(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                            FOR THE YEAR            FOR THE PERIOD
                                                                ENDED                   ENDED
                                                          DECEMBER 31, 2002      DECEMBER 31, 2001(1)
                                                          -----------------      --------------------
PER SHARE DATA
  Net asset value, beginning of period                        $  1.0000               $  1.0000
                                                              ---------               ---------
INVESTMENT OPERATIONS
  Net investment income                                          0.0152                  0.0015

LESS DIVIDENDS
  Dividends from net investment income                          (0.0152)                (0.0015)
                                                              ---------               ---------
NET ASSET VALUE, END OF PERIOD                                $  1.0000               $  1.0000
                                                              =========               =========
      Total return(2)                                              1.53%                   0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $ 537,501               $      33
    Ratio of expenses to average net assets                        0.28%                   0.30%(3)
    Ratio of net investment income to average net assets           1.52%                   1.61%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                         0.12%                   0.55%(3)

(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                            FOR THE YEAR            FOR THE PERIOD
                                                                ENDED                   ENDED
                                                          DECEMBER 31, 2002      DECEMBER 31, 2001(1)
                                                          -----------------      --------------------
PER SHARE DATA
  Net asset value, beginning of period                        $  1.0000               $  1.0000
                                                              ---------               ---------

INVESTMENT OPERATIONS
  Net investment income                                          0.0137                  0.0014

LESS DIVIDENDS
  Dividends from net investment income                          (0.0137)                (0.0014)
                                                              ---------               ---------
NET ASSET VALUE, END OF PERIOD                                $  1.0000               $  1.0000
                                                              =========               =========
      Total return(2)                                              1.38%                   0.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $ 100,022               $      33
    Ratio of expenses to average net assets                        0.43%                   0.45%(3)
    Ratio of net investment income to average net assets           1.37%                   1.46%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                         0.12%                   0.55%(3)

(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout the Period)

                                                            FOR THE PERIOD
                                                                ENDED
                                                         DECEMBER 31, 2002(1)
                                                         --------------------
PER SHARE DATA
  Net asset value, beginning of period                        $  1.0000
                                                              ---------
INVESTMENT OPERATIONS
  Net investment income                                          0.0178

LESS DIVIDENDS
  Dividends from net investment income                          (0.0178)
                                                              ---------
NET ASSET VALUE, END OF PERIOD                                $  1.0000
                                                              =========
      Total return(2)                                              1.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $  82,938
    Ratio of expenses to average net assets                        0.18%(3)
    Ratio of net investment income to average net assets           1.55%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                         0.31%(3)

(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout the Period)

                                                            FOR THE PERIOD
                                                                ENDED
                                                         DECEMBER 31, 2002(1)
                                                         --------------------
PER SHARE DATA
  Net asset value, beginning of period                        $  1.0000
                                                              ---------
INVESTMENT OPERATIONS
  Net investment income                                          0.0169

LESS DIVIDENDS
  Dividends from net investment income                          (0.0169)
                                                              ---------
NET ASSET VALUE, END OF PERIOD                                $  1.0000
                                                              =========
      Total return(2)                                              1.71%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $  75,169
    Ratio of expenses to average net assets                        0.28%(3)
    Ratio of net investment income to average net assets           1.46%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                         0.16%(3)

(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout the Period)

                                                            FOR THE PERIOD
                                                                ENDED
                                                         DECEMBER 31, 2002(1)
                                                         --------------------
PER SHARE DATA
  Net asset value, beginning of period                        $  1.0000
                                                              ---------
INVESTMENT OPERATIONS
  Net investment income                                          0.0155

LESS DIVIDENDS
  Dividends from net investment income                          (0.0155)
                                                              ---------
NET ASSET VALUE, END OF PERIOD                                $  1.0000
                                                              =========
      Total return(2)                                              1.56%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                    $  22,578
    Ratio of expenses to average net assets                        0.42%(3)
    Ratio of net investment income to average net assets           1.31%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                         0.15%(3)

(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

   The investment objective of each Portfolio is high current income, consistent with liquidity and safety of principal.

   The Portfolios offer three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in a Portfolio represent an equal pro rata interest in the Portfolio, except that it bears different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Portfolio bear no class specific expenses. Class B shares of each Portfolio bear expenses paid pursuant to a distribution plan at an annual rate of .10% of the average daily net asset value of the Portfolios' Class B shares. Class C shares of each Portfolio bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Portfolio's Class C shares.

   Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share for each Portfolio. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange, Inc. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolio's Board of Directors to represent the fair value of the Portfolio's investments. The Board of Directors has established procedures which include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Portfolio holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

   B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Portfolios. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio at an annual rate of .20% of the Portfolio's average daily net assets. For the year ended December 31, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

                                        GROSS                            NET            EXPENSE
        PORTFOLIO                   ADVISORY FEE       WAIVER        ADVISORY FEE    REIMBURSEMENTS
        ---------                   ------------       ------        ------------    --------------
        Prime Portfolio             $ 1,102,728       $ 746,266       $ 356,462          $    --
        Government Portfolio(1)         299,383         299,383              --            5,239

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolios. CSAMSI currently provides these services without compensation for both Portfolios. At its meeting held on February 12, 2002, the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective May 1, 2002.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                     ANNUAL RATE
           ------------------------                     -----------
           First $500 million                  .07% of average daily net assets
           Next $1 billion                     .06% of average daily net assets
           Over $1.5 billion                   .05% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, co-administrative service fees earned, and voluntarily waived, by PFPC (including out-of-pocket expenses) were as follows:

                                           GROSS                                    NET
                                     CO-ADMINISTRATION                       CO-ADMINISTRATION
        PORTFOLIO                           FEE                WAIVER               FEE
        ---------                    -----------------         ------        -----------------
        Prime Portfolio                  $ 17,802              $ 7,409            $ 10,393
        Government Portfolio(2)             2,425                2,040                 385

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

(2) For the period January 25, 2002 (commencement of operations) through April 30, 2002.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                     -----------
           First $5 billion                    .050% of average daily net assets
           Next $5 billion                     .035% of average daily net assets
           Over $10 billion                    .020% of average daily net assets

   For the period May 1, 2002 through December 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

           PORTFOLIO                                CO-ADMINISTRATION FEE
           ---------                                ---------------------
           Prime Portfolio                               $ 283,958
           Government Portfolio                             82,454

   In addition to serving as each Portfolio's co-administrator, CSAMSI currently serves as distributor of each Portfolio's shares. Pursuant to a distribution plan adopted by each Portfolio, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .10% of the average daily net assets of the Class B shares of the Portfolios. For the Class C shares, the fee is calculated at an annual rate of .25% of average daily net assets of the Portfolios. CSAMSI may use this fee to compensate service organizations for distribution services. For the year ended December 31, 2002, distribution fees paid to CSAMSI were as follows:

           PORTFOLIO                    CLASS               DISTRIBUTION FEE
           ---------                    -----               ----------------
           Prime Portfolio             Class B                 $  360,205
                                       Class C                    164,037
                                                               ----------
                                                               $  524,242
                                                               ==========
           Government Portfolio(1)     Class B                 $   94,046
                                       Class C                     26,867
                                                               ----------
                                                               $  120,913
                                                               ==========

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2002, Merrill was paid for its services by the Portfolios as follows:

           PORTFOLIO                                       AMOUNT
           ---------                                       ------
           Prime Portfolio                                $ 12,058
           Government Portfolio(1)                           3,678

(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Each Portfolio is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

                                                                   PRIME PORTFOLIO
                                      ------------------------------------------------------------------------
                                                                      CLASS A
                                      ------------------------------------------------------------------------
                                             FOR THE YEAR ENDED                     FOR THE PERIOD ENDED
                                              DECEMBER 31, 2002                     DECEMBER 31, 2001(1)
                                      ------------------------------------------------------------------------
                                          SHARES              VALUE             SHARES              VALUE
                                      ---------------    ---------------    ---------------    ---------------
Shares sold                               847,576,336    $   847,576,336        193,918,209    $   193,918,209
Shares issued in reinvestment
  of dividends                              1,416,256          1,416,256            251,244            251,244
Shares redeemed                          (804,316,335)      (804,316,335)       (25,005,000)       (25,005,000)
                                      ---------------    ---------------    ---------------    ---------------
Net increase                               44,676,257    $    44,676,257        169,164,453    $   169,164,453
                                      ===============    ===============    ===============    ===============

                                                                      CLASS B
                                      ------------------------------------------------------------------------
Shares sold                             1,305,413,136    $ 1,305,413,136             33,483    $        33,483
Shares issued in reinvestment
  of dividends                              5,455,263          5,455,263                 --                 --
Shares redeemed                          (773,424,422)      (773,424,422)                --                 --
                                      ---------------    ---------------    ---------------    ---------------
Net increase                              537,443,977    $   537,443,977             33,483    $        33,483
                                      ===============    ===============    ===============    ===============

                                                                      CLASS C
                                      ------------------------------------------------------------------------
Shares sold                               204,437,843    $   204,437,843             33,484    $        33,484
Shares issued in reinvestment
  of dividends                                897,571            897,571                 --                 --
Shares redeemed                          (105,350,987)      (105,350,987)                --                 --
                                      ---------------    ---------------    ---------------    ---------------
Net increase                               99,984,427    $    99,984,427             33,484    $        33,484
                                      ===============    ===============    ===============    ===============

(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001

                                                                 GOVERNMENT PORTFOLIO
                                      ------------------------------------------------------------------------
                                                   CLASS A                              CLASS B
                                      ----------------------------------    ----------------------------------
                                                             FOR THE PERIOD ENDED
                                                             DECEMBER 31, 2002(2)
                                      ------------------------------------------------------------------------
                                           SHARES              VALUE             SHARES              VALUE
                                      ---------------    ---------------    ---------------    ---------------
Shares sold                               172,055,189    $   172,055,189        434,525,321    $   434,525,321
Shares issued in reinvestment
  of dividends                                609,189            609,189          1,396,416          1,396,416
Shares redeemed                           (89,726,732)       (89,726,732)      (360,751,793)      (360,751,793)
                                      ---------------    ---------------    ---------------    ---------------
Net increase                               82,937,646    $    82,937,646         75,169,944    $    75,169,944
                                      ===============    ===============    ===============    ===============

                                                    CLASS C
                                      ----------------------------------
Shares sold                                73,046,621    $    73,046,621
Shares issued in reinvestment
  of dividends                                142,565            142,565
Shares redeemed                           (50,610,944)       (50,610,944)
                                      ---------------    ---------------
Net increase                               22,578,242    $    22,578,242
                                      ===============    ===============

(2) For the period January 25, 2002 (commencement of operations) through December 31, 2002

   On December 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each Portfolio were as follows:

                             NUMBER OF           APPROXIMATE PERCENTAGE
                            SHAREHOLDERS          OF OUTSTANDING SHARES
                            ------------          ---------------------
Prime Portfolio
  Class A                         6                      92%
  Class B                         1                      99%
  Class C                         1                      99%
Government Portfolio
  Class A                         2                      99%
  Class B                         1                      99%
  Class C                         1                      99%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends and distributions paid during the periods ended December 31, 2002 and 2001, respectively, for the Portfolios were as follows:

                                                      ORDINARY INCOME
                                              -----------------------------
                                                  2002              2001
                                              -----------         ---------
           Prime Portfolio                    $ 8,388,179         $ 252,523
           Government Portfolio                 2,211,532                --

   At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                           PRIME PORTFOLIO     GOVERNMENT PORTFOLIO
                                           ---------------     --------------------
           Undistributed ordinary income       $ 25,049               $  29

   Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2002, the Portfolios elected to defer net losses arising between November 1, 2002 and December 31, 2002.

           PORTFOLIO                                       AMOUNT
           ---------                                       ------
           Prime Portfolio                                 $  --
           Government Portfolio                              843

   At December 31, 2002, the identified cost for federal income tax purposes were as follows:

           PORTFOLIO                                   IDENTIFIED COST
           ---------                                   ---------------
           Prime Portfolio                             $ 848,700,540
           Government Portfolio                          179,110,177

   At December 31, 2002, undistributed net investment income, accumulated net realized gain from investments, and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments. Net assets were not affected by these reclassifications:

                                                                          ACCUMULATED
                                                                          NET REALIZED
                                  PAID-IN         UNDISTRIBUTED NET         GAIN ON
        PORTFOLIO                 CAPITAL         INVESTMENT INCOME       INVESTMENTS
        ---------                 -------         -----------------       -----------
        Prime Portfolio            $  --                $ 29                 $ (29)
        Government Portfolio         (29)                 29                    --

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio and the Credit Suisse Institutional Money Market Fund, Inc. -- Government Porfolio (the "Portfolios"), at December 31, 2002, the results of their operations for the year (or period) then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2003

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                          TERM
                                          OF                                     NUMBER OF
                                          OFFICE(1)                              PORTFOLIOS IN
                                          AND                                    FUND
                             POSITION(S)  LENGTH        PRINCIPAL                COMPLEX         OTHER
                             HELD WITH    OF TIME       OCCUPATION(S) DURING     OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND         SERVED        PAST FIVE YEARS          DIRECTOR        HELD BY DIRECTOR
---------------------        -----------  ---------     --------------------     -------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis           Director     Since         Currently retired;       54              None
c/o Credit Suisse Asset      and          Portfolio     Executive Vice
Management, LLC.             Audit        Inception     President and Chief
466 Lexington Avenue         Committee                  Financial Officer of
New York, New York           Member                     Pan Am Corporation and
10017-3140                                              Pan American World
                                                        Airways, Inc. from
Age: 70                                                 1988 to 1991

Jack W. Fritz                Director     Since         Private investor;        53              Director of Advo,
2425 North Fish Creek        and          Portfolio     Consultant and                           Inc. (direct mail
Road                         Audit        Inception     Director of Fritz                        advertising)
P.O. Box 1287                Committee                  Broadcasting, Inc. and
Wilson, Wyoming 83014        Member                     Fritz Communications
                                                        (developers and
Age: 75                                                 operators of radio
                                                        stations) since 1987

Jeffrey E. Garten            Director     Since         Dean of Yale School of   53              Director of
Box 208200                   and          Portfolio     Management and William                   Aetna, Inc.;
New Haven, Connecticut       Audit        Inception     S. Beinecke Professor                    Director of
06520-8200                   Committee                  in the Practice of                       Calpine Energy
                             Member                     International Trade                      Corporation;
Age: 56                                                 and Finance;                             Director of
                                                        Undersecretary of                        CarMax Group
                                                        Commerce for                             (used car dealers)
                                                        International Trade
                                                        from November 1993 to
                                                        October 1995;
                                                        Professor at Columbia
                                                        University from
                                                        September 1992 to
                                                        November 1993

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                          TERM                                   NUMBER OF
                                          OF OFFICE(1)                           PORTFOLIOS IN
                                          AND                                    FUND
                             POSITION(S)  LENGTH        PRINCIPAL                COMPLEX         OTHER
                             HELD WITH    OF TIME       OCCUPATION(S) DURING     OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND         SERVED        PAST FIVE YEARS          DIRECTOR        HELD BY DIRECTOR
---------------------        -----------  ---------     --------------------     -------------   ----------------
INDEPENDENT
DIRECTORS--(CONTINUED)

Peter F. Krogh               Director     Since         Dean Emeritus and        53              Member of the
301 ICC                      and          Portfolio     Distinguished                            Board of The
Georgetown University        Audit        Inception     Professor of                             Carlisle Companies
Washington, DC 20057         Committee                  International Affairs                    Inc.; Member of
                             Member                     at the Edmund A.                         Selection
Age: 65                                                 Walsh School of                          Committee for
                                                        Foreign Service,                         Truman Scholars
                                                        Georgetown                               and Henry Luce
                                                        University; Moderator                    Scholars; Senior
                                                        of PBS foreign                           Associate of
                                                        affairs television                       Center for
                                                        series                                   Strategic and
                                                                                                 International
                                                                                                 Studies; Trustee
                                                                                                 of numerous world
                                                                                                 affairs
                                                                                                 organizations

James S. Pasman, Jr.         Director     Since         Currently retired;       55              Director of
c/o Credit Suisse Asset      and          Portfolio     President and Chief                      Education
Management, LLC.             Audit        Inception     Operating Officer of                     Management Corp.
466 Lexington Avenue         Committee                  National InterGroup,
New York, New York           Member                     Inc. (holding
10017-3140                                              company) from
                                                        April 1989 to
Age: 71                                                 March 1991; Chairman
                                                        of Permian Oil Co.
                                                        from April 1989 to
                                                        March 1991

                                          TERM                                   NUMBER OF
                                          OF OFFICE(1)                           PORTFOLIOS IN
                                          AND                                    FUND
                             POSITION(S)  LENGTH        PRINCIPAL                COMPLEX         OTHER
                             HELD WITH    OF TIME       OCCUPATION(S) DURING     OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND         SERVED        PAST FIVE YEARS          DIRECTOR        HELD BY DIRECTOR
---------------------        -----------  ---------     --------------------     -------------   ----------------
INDEPENDENT
DIRECTORS--(CONCLUDED)

Steven N. Rappaport          Director     Since         Partner of Lehigh        54              None
Lehigh Court, LLC.           and          Portfolio     Court, LLC. since
40 East 52nd Street          Audit        Inception     July 2002; President
New York, New York           Committee                  of SunGard Securities
10022                        Chairman                   Finance, Inc. from
                                                        2001 to July 2002;
Age: 54                                                 President of Loanet,
                                                        Inc. (on-line
                                                        accounting service)
                                                        from 1995 to 2001;
                                                        Director, President,
                                                        North American
                                                        Operations, and
                                                        former Executive Vice
                                                        President from 1992
                                                        to 1993 of Worldwide
                                                        Operations of
                                                        Metallurg Inc.
                                                        (manufacturer of
                                                        specialty metals and
                                                        alloys); Executive
                                                        Vice President,
                                                        Telerate, Inc.
                                                        (provider of
                                                        real-time information
                                                        to the capital
                                                        markets) from 1987 to
                                                        1992; Partner in the
                                                        law firm of Hartman &
                                                        Craven until 1987

INTERESTED DIRECTOR

William W. Priest(3)         Director     Since         Co-Managing Partner;     60              None
Steinberg Priest & Sloane                 Portfolio     Steinberg Preist &
Capital Management                        Inception     Sloane Capital
12 East 49th Street                                     Management since
12th Floor                                              March 2001; Chairman
New York, New York                                      and Managing Director
10017                                                   of CSAM from 2000 to
                                                        February 2001, Chief
Age: 61                                                 Executive Officer and
                                                        Managing Director of
                                                        CSAM from 1990 to 2000

----------
(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provides consulting services to CSAM.

                                          TERM
                                          OF OFFICE(1)
                                          AND
                           POSITION(S)    LENGTH
                           HELD WITH      OF TIME
NAME, ADDRESS AND AGE      FUND           SERVED            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------      -----------    ------------      ----------------------------------------------
OFFICERS

Laurence R. Smith          Chairman       Since 2002        Managing Director and Global Chief Investment
Credit Suisse Asset                                         Officer of CSAM; Associated with JP Morgan
Management, LLC                                             Investment Management from 1981 to 1999; Officer of
466 Lexington Avenue                                        other Credit Suisse Funds
New York, New York
10017-3140

Age: 44

Hal Liebes, Esq.           Vice           Since             Managing Director and Global General Counsel of
Credit Suisse Asset        President      Portfolio         CSAM; Associated with Lehman Brothers, Inc. from
Management, LLC            and Secretary  Inception         1996 to 1997; Associated with CSAM from 1995 to
466 Lexington Avenue                                        1996; Associated with CS First Boston Investment
New York, New York                                          Management from 1994 to 1995; Associated with
10017-3140                                                  Division of Enforcement, U.S. Securities and
                                                            Exchange Commission from 1991 to 1994; Officer of
Age: 38                                                     other Credit Suisse Funds

Michael A. Pignataro       Treasurer      Since             Director and Director of Fund Administration of
Credit Suisse Asset        and Chief      Portfolio         CSAM; Associated with CSAM since 1984; Officer of
Management, LLC            Financial      Inception         other Credit Suisse Funds
466 Lexington Avenue       Officer
New York, New York
10017-3140

Age: 43

Gregory N. . Bressler,     Assistant      Since             Director and Deputy General Counsel; Associated with
Esq.                       Secretary      Portfolio         CSAM since since January 2000; Associated with the
Credit Suisse Asset                       Inception         law firm of Swidler Berlin Shereff Friedman LLP from
Management, LLC                                             1996 to 2000; Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Age: 36

                                          TERM
                                          OF OFFICE(1)
                                          AND
                           POSITION(S)    LENGTH
                           HELD WITH      OF TIME
NAME, ADDRESS AND AGE      FUND           SERVED            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------      -----------    ------------      ----------------------------------------------
OFFICERS--(CONCLUDED)

Kimiko T. Fields, Esq.     Assistant      Since             Vice President and Legal Counsel; Associated
Credit Suisse Asset        Secretary      2002              with of CSAM since January 1998; Officer of
Management, LLC                                             other Credit Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3140

Age: 39

Rocco A. Del Guercio       Assistant      Since             Vice President and Administrative Officer of
Credit Suisse Asset        Treasurer      Portfolio         CSAM; Associated with CSAM since June 1996;
Management, LLC                           Inception         Assistant Treasurer, Bankers Trust Co. - Fund
466 Lexington Avenue                                        Administration from March 1994 to June 1996;
New York, New York                                          Mutual Fund Accounting Supervisor, Dreyfus
10017-3140                                                  Corporation from April 1987 to March 1994;
                                                            Officer of other Credit Suisse Funds.
Age: 39

Joseph Parascondola        Assistant      Since             Assistant Vice President - Fund Administration
Credit Suisse Asset        Treasurer      Portfolio         of CSAM since April 2000; Assistant Vice
Management, LLC                           Inception         President, Deutsche Asset Management from
466 Lexington Avenue                                        January 1999 to April 2000; Assistant Vice
New York, New York                                          President, Weiss, Peck & Greer LLC from November
10017-3140                                                  1995 to December 1998; Officer of other Credit
                                                            Suisse Funds.
Age: 39

Robert M. Rizza            Assistant      Since             Assistant Vice President of CSAM since
Credit Suisse Asset        Treasurer      2002              January 2001; Administrative Officer of CSAM
Management, LLC                                             from March 1998 to December 2000; Assistant
466 Lexington Avenue                                        Treasurer of Bankers Trust Co. from April 1994
New York, New York                                          to March 1998; Officer of other Credit Suisse
10017-3140                                                  Funds.

Age: 37

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.CreditSuisseFunds.com   [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIMM-2-1202